Earnings Per Common Share (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Common Share [Abstract]
Reconciliations Of The Numerators And Denominators Of Basic And Diluted Earnings Per Share
The following are reconciliations of the numerators and denominators of our basic and diluted earnings per share ():

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Income (numerator):
Net income (loss)	$(554)	$9	$(1,081)	$(87)
Weighted average shares (denominator):
Weighted average shares – basic	10,673,458	10,648,663	10,669,794	10,646,442
Dilution effect of share-based compensation, treasury method	—	—	—	—
Weighted average shares – dilutive	10,673,458	10,648,663	10,669,794	10,646,442
Income (loss) per share:
Basic and fully diluted	$(0.05)	$0.00	$(0.10)	$(0.01)

The following are reconciliations of the numerators and denominators of the Company’s basic and diluted earnings per share
	For the years ended December 31,
	2019	2018
Income (numerator):
Net income (loss) from continuing operations	$(436)	$442
Net income from discontinued operations	—	1,127
Weighted average shares (denominator):
Weighted average shares - basic	10,651,342	10,628,170
Dilution effect of share-based compensation, treasury method	—	—
Weighted average shares - dilutive	10,651,342	10,628,170
Income (loss) per share – Basic and Dilutive:
Continuing operations	$(0.04)	$0.04
Discontinued operations	$—	$0.11